Income From Reinsurance Ceded - Summary of Income From Reinsurance Ceded (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income From Reinsurance Ceded [Abstract]
Recovered claims and benefits	€ 3,669	€ 3,477	€ 2,784
Change in technical provisions	497	(26)	309
Commissions	122	236	227
Total	€ 4,288	€ 3,687	€ 3,321